UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 21, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       59
Form 13F Information Table Value Total:       137852
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN
5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   --------
-------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/
PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN
CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares
shput/cdiscotherSOLE   SHARENONE
- ------------------------------------------------------------------------------
----------------------------------------------------
AMAZON COM INC                     COM            023135106    2697   29110SH
SOLE        29110
AMERICAN INTL GROUP INC            COM            026874107    2442   41885SH
SOLE        41885
ANADARKO PETE CORP                 COM            032511107    1739   26470SH
SOLE        26470
APACHE CORP                        COM            037411105    1754   16309SH
SOLE        16309
APPLIED MATERIALS INC              COM            038222105    2313  130250SH
SOLE       130250
BP PLC                             SPONSORED ADR  055622104    2620   35810SH
SOLE        35810
CEMEX S.A.B DE C.C ADR             SPONSORED ADR  151290889    2297   88878SH
SOLE        88878
CHEVRON CORP                       COM            166764100    2681   28726SH
SOLE        28726
CITIGROUP INC                      COM            172967101    1820   61820SH
SOLE        61820
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601    4802  260142SH
SOLE       260142
CONOCOPHILLIPS                     COM            20825C104    2766   31328SH
SOLE        31328
COSTCO WHSL CORP NEW               COM            22160K105    2779   39830SH
SOLE        39830
CPFL ENERGIA SA ADR                SPONSORED ADR  126153105    2074   36600SH
SOLE        36600
DAYSTAR TECHNOLOGIES INC           COM            23962Q100    1250  200000SH
SOLE       200000
EBAY INC                           COM            278642103    2409   72570SH
SOLE        72570
ECHELON CORP                       OC COM         27874N105    2342  113448SH
SOLE       113448
ENCANA CORP                        COM            292505104    1610   23536SH
SOLE        23536
EXXON MOBIL CORP                   COM            30231G102    2717   29000SH
SOLE        29000
FUEL SYS SOLUTIONS INC             COM            35952W103    1950  136469SH
SOLE       136469
HELIX ENERGY SOLUTIONS GROUP       COM            42330P107    1995   48080SH
SOLE        48080
HERCULES OFFSHORE INC              COM            427093109     518   21763SH
SOLE        21763
HESS CORP                          COM            42809H107    3252   32243SH
SOLE        32243
HONDA MOTOR LTD                    ADR AMER SHS   438128308    1331   40170SH
SOLE        40170
HSBC HLDGS PLC                     SPONSORED ADR N404280406     787    9400SH
SOLE         9400
HYDROGENICS CORP                   COM            448882100    1686 1803180SH
SOLE      1803180
IMPERIAL OIL LTD                   COM NEW        453038408    2662   48107SH
SOLE        48107
INFOSPACE INC                      COM NEW        45678T201    2593  137900SH
SOLE       137900
L 3 COMMUNICATIONS HLDG CORP       COM            502424104    2696   25450SH
SOLE        25450
MEMC ELECTR MATLS INC              COM            552715104    3007   33980SH
SOLE        33980
MICROSOFT CORP                     COM            594918104    1544   43358SH
SOLE        43358
NETFLIX COM INC                    COM            64110L106    3056  114790SH
SOLE       114790
NEXEN INC                          COM            65334H102    1952   60029SH
SOLE        60029
NOKIA CORP                         SPONSORED ADR  654902204    2737   71292SH
SOLE        71292
NVIDIA CORP                        COM            67066G104    2383   70055SH
SOLE        70055
OCCIDENTAL PETE CORP               COM            674599105    3357   43608SH
SOLE        43608
OCEAN POWER TECHNO                 ORD USD0.01 REG674870308     231   14663SH
SOLE        14663
ORACLE CORP                        COM            68389X105    2852  126310SH
SOLE       126310
ORMAT TECHNOLOGIES INC             COM            686688102    5155   93719SH
SOLE        93719
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    2664  149250SH
SOLE       149250
PATTERSON UTI ENERGY INC           COM            703481101     938   48070SH
SOLE        48070
PEABODY ENERGY CORP                COM            704549104    1580   25630SH
SOLE        25630
PETRO CDA                          COM            71644E102    2408   44630SH
SOLE        44630
PETROLEO BRASILEIRO SA PETRO       SPONSORED ADR  71654V101    3852   40030SH
SOLE        40030
PIONEER NAT RES CO                 COM            723787107    1237   25320SH
SOLE        25320
PLAINS EXPL + PRODTN CO            COM            726505100    2356   43630SH
SOLE        43630
QUANTUM FUEL SYS TECHN WORLDWI     COM            74765E109    1024 2132352SH
SOLE      2132352
QWEST COMMUNICATIONS INTL INC      COM            749121109    2192  312700SH
SOLE       312700
SCHLUMBERGER LTD                   COM            806857108    2676   27200SH
SOLE        27200
SONY CORP                          AMER SH NEW    835699307    3136   57758SH
SOLE        57758
STATE STREET CORPORATION           COM            857477103    2892   35614SH
SOLE        35614
SUNCOR ENERGY INC                  COM NPV        867229106    1246   11399SH
SOLE        11399
SUNPOWER CORP                      COM CL A       867652109    3651   28000SH
SOLE        28000
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    5813   70611SH
SOLE        70611
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    2714  272518SH
SOLE       272518
TD AMERITRADE HLDG CORP            COM            87236Y108    2832  141160SH
SOLE       141160
TOYOTA MTR CO                      ADR 2 COM      892331307    1305   12290SH
SOLE        12290
UNIT CORP                          COM            909218109     523   11310SH
SOLE        11310
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209    1350   36185SH
SOLE        36185
WHITING PETE CORP NEW              COM            966387102    2607   45211SH
SOLE        45211

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